Equity Incentive Plan (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013
Number of Options
Number of Options, Granted	190,250	53,469	300,250	330,469
Employee stock options
Number of Options
Number of Options, Beginning balance				236,666	236,666
Number of Options, Granted					330,470
Number of Options, Vested					(375,167)
Number of Options, Forfeited					(44,802)
Number of Options, Ending balance					147,167
Weighted Avg-Grant Date Fair Value
Weighted Avg-Grant Date Fair Value, Beginning balance				2.60	$ 2.60
Weighted Avg-Grant Date Fair Value, Granted					$ 0.93
Weighted Avg-Grant Date Fair Value, Vested					$ 1.42
Weighted Avg-Grant Date Fair Value, Forfeited					$ 2.05
Weighted Avg-Grant Date Fair Value, Ending balance					$ 2.09